Schedule of Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 26, 2019
Leases
2022		$ 20,000
2023
2024
Total minimum lease payments		20,000
Less: effect of discounting		0
Total lease liabilities	$ 7,000	20,000	$ 45,000	$ 2,200,000
Less: current obligations under leases	(7,000)	(20,000)	(25,000)
Long-term lease obligations			$ 20,000